Segment Information (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jan. 31, 2025
Segment Reporting [Abstract]
General and administrative expenses	$ 331,247	$ 351,184	$ 43,064
Interest earned on investments held in Trust Account	$ 635,672	$ 635,672